Deferred Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carried Forward Contract Liabilities
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	¥ 978	¥ 372	¥ 126